Financial Instruments - Schedule of Sensitivity Analysis (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
GBP [member]
Disclosure Of Sensitivity Analysis [Line Items]
Increase (decrease) in equity	€ (5,148)	€ (3,490)	€ (3,848)
Increase (decrease) in profit (loss)	(1,712)	(127)	(1,290)
CHF [Member]
Disclosure Of Sensitivity Analysis [Line Items]
Increase (decrease) in equity	(4,755)	(4,990)	(4,757)
Increase (decrease) in profit (loss)	(148)	(186)	(148)
DKK [Member]
Disclosure Of Sensitivity Analysis [Line Items]
Increase (decrease) in equity	(2,512)	(2,268)	(2,042)
Increase (decrease) in profit (loss)	(246)	(211)	(186)
SEK [Member]
Disclosure Of Sensitivity Analysis [Line Items]
Increase (decrease) in equity	(1,348)	(1,179)	(356)
Increase (decrease) in profit (loss)	€ (196)	€ 38	€ (137)